Subsequent Events (Details) - Non-adjusting Events After Reporting Period [Member] - USD ($)	May 21, 2026	Jun. 01, 2026	May 01, 2026
Subsequent Events [Line Items]
Aggregate principal amount		$ 1,500,000
Purchase price		$ 1,350,000
Common Shares [Member]
Subsequent Events [Line Items]
Reverse split	1-for-10
Promissory Notes [Member] | CLA Investors [Member]
Subsequent Events [Line Items]
Purchase price of promissory note			$ 600,000
Purchase price			$ 540,000
Warrants [Member] | Common Shares [Member]
Subsequent Events [Line Items]
Exercise price per common share (in Dollars per share)	$ 2.2338
Common shares issued (in Shares)	437,752